RESTRUCTURING AND ASSET IMPAIRMENTS - Summary of Restructuring Reserve Activity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Restructuring Reserve
Reserve, Beginning Balance	$ 125.2
Net Additions (Reversals)	176.1	200.0
Usage	(111.4)
Currency	3.9
Reserve, Ending Balance	193.8	125.2
2012 Actions
Restructuring Reserve
Reserve, Beginning Balance	0
Net Additions (Reversals)	223.8
Usage	(63.1)
Currency	3.9
Reserve, Ending Balance	164.6
2012 Actions | Employee Severance [Member]
Restructuring Reserve
Reserve, Beginning Balance	0
Net Additions (Reversals)	178.0
Usage	(26.7)
Currency	3.5
Reserve, Ending Balance	154.8
2012 Actions | Asset Impairments
Restructuring Reserve
Reserve, Beginning Balance	0
Net Additions (Reversals)	18.7
Usage	(18.7)
Currency	0
Reserve, Ending Balance	0
2012 Actions | Facility closures
Restructuring Reserve
Reserve, Beginning Balance	0
Net Additions (Reversals)	27.1
Usage	(17.7)
Currency	0.4
Reserve, Ending Balance	9.8
Pre-2012 Actions
Restructuring Reserve
Reserve, Beginning Balance	125.2
Net Additions (Reversals)	(47.7)
Usage	(48.3)
Currency	0
Reserve, Ending Balance	29.2
Pre-2012 Actions | Employee Severance [Member]
Restructuring Reserve
Reserve, Beginning Balance	112.1
Net Additions (Reversals)	(48.7)
Usage	(46.0)
Currency	0
Reserve, Ending Balance	17.4
Pre-2012 Actions | Facility closures
Restructuring Reserve
Reserve, Beginning Balance	13.1
Net Additions (Reversals)	1.0
Usage	(2.3)
Currency	0
Reserve, Ending Balance	11.8
Series of Individually Immaterial Business Acquisitions | 2012 Actions
Restructuring Reserve
Net Additions (Reversals)	176.1
Series of Individually Immaterial Business Acquisitions | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Accrual Adjustment	$ 48.7